FAIR VALUE MEASUREMENT - Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value
Assets measured at fair value		$ 19
Level 1
Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value
Assets measured at fair value		19
Other current liabilities - contingent payment for a business combination
Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value
Liabilities measured at fair value	$ (1,195)	(688)
Other current liabilities - contingent payment for a business combination | Level 3
Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value
Liabilities measured at fair value	(1,195)	(688)
Other current receivables - hedge instruments
Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value
Liabilities measured at fair value	(143)	(10)	$ (2)
Other current receivables - hedge instruments | Level 1
Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value
Liabilities measured at fair value	(143)	(10)	(2)
Other long-term liabilities - contingent payment for a business combination
Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value
Liabilities measured at fair value	(1,819)	(687)
Other long-term liabilities - contingent payment for a business combination | Level 3
Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value
Liabilities measured at fair value	(1,819)	(687)
Other current receivables - hedge instruments
Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value
Assets measured at fair value	1	19	19
Other current receivables - hedge instruments | Level 1
Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value
Assets measured at fair value	$ 1	$ 19	$ 19